SHARE-BASED COMPENSATION - Restricted stock units (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2023 shares
Share based compensation [Line Items]
Granted (in shares)	12,710,250
Issued (in shares)	(1,155,936)
Forfeited / Unvested (in shares)	(367,250)
Reserved (in shares)	11,187,064
2022
Share based compensation [Line Items]
Granted (in shares)	4,931,000
Issued (in shares)	(1,155,936)
Forfeited / Unvested (in shares)	(357,250)
Reserved (in shares)	3,417,814
2023
Share based compensation [Line Items]
Granted (in shares)	7,779,250
Issued (in shares)	0
Forfeited / Unvested (in shares)	(10,000)
Reserved (in shares)	7,769,250